Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	156 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		17.88%	14.42%	14.82%	15.03%
S&P Global BMI Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P Global BMI Total Return Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		22.47%	10.99%	11.82%	11.09%
YCG Enhanced Fund Class R Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		4.15%	8.42%	12.06%	12.35%
Performance Inception Date	Dec. 28, 2012
YCG Enhanced Fund Class R Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		2.98%	7.38%	11.21%	11.52%
YCG Enhanced Fund Class R Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		3.28%	6.54%	9.86%	10.29%